SCHEDULE OF REVENUE RECOGNITION (Details) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Product Information [Line Items]
Revenue	$ 2,397,652	$ 19,738	$ 4,804,043		$ 20,659		$ 2,532,499		$ 4,803
Health Care, Patient Service [Member]
Product Information [Line Items]
Revenue			4,209,955	[1]		[1]	$ 2,199,558	[2]		[2]
Health Care, Patient Service [Member] | CyPath® Lung [Member]
Product Information [Line Items]
Revenue			$ 199,000

[1]	Patient services fees include direct billing for CyPath® Lung diagnostic test of approximately $199,000.
[2]	Patient services fees includes direct billing for CyPath® Lung diagnostic test.